Retirement Benefit Obligations - Summary of Retirement Benefit Expense in Consolidated Income Statement (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Defined Benefit Plans And Defined Contribution Expenses Recognized In Income Statement [abstract]
Total defined contribution expense	€ 235	€ 237	€ 232
Total defined benefit expense/(credit)	61	(1)	75
Total expense in Consolidated Income Statement	€ 296	€ 236	€ 307